OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	$ 158,480	$ 155,610
Amount offset	56,011	60,862
Net in Financial Statements	214,491	216,472
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(6,286,910)	(4,744,951)
Collateral	880,921	735,398
Net amount	(5,405,989)	(4,009,553)
Credit Card [member]
Disclosure Of Financial Assets And Liabilities [line items]
Amounts subject to a master netting arrangement not offset, Financial asset / (Financial liability)	(6,286,910)	(4,744,951)
Collateral	880,921	735,398
Net amount	(5,405,989)	(4,009,553)
Derivatives [member]
Disclosure Of Financial Assets And Liabilities [line items]
Gross amount	158,480	155,610
Amount offset	56,011	60,862
Net in Financial Statements	$ 214,491	$ 216,472